POOL REVENUES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues [Abstract]
Pool earnings allocated on a net basis	$ 35.9	$ 43.2	$ 125.6